Business Units and Related Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Visa indemnified litigation benefit (charges) recorded	$ 23.1	$ 33.0	$ 17.8